Segment Information - Schedule of Segment Operating (Details) - Reportable Subsegments [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Operating [Line Items]
Total revenues		¥ 309,974	¥ 412,449	¥ 561,667
Cost of goods sold		29,751	61,654	46,424
Sales and marketing		14,089	27,801	62,243
Origination and servicing		78,097	53,525	69,018
General and administrative		222,928	270,290	374,882
Total operating costs and expenses		344,865	413,270	552,567
Operating income (loss)		(34,891)	(821)	9,100
Total other (loss) income, net		99,030	(131,783)	(592,414)
(Loss) income before income taxes		64,139	(132,604)	(583,314)
Income taxes		13,982	7,745	11,623
Net (loss) income		50,157	(140,349)	(594,937)
Less: net (loss) income attributable to noncontrolling interests		173	(159)	(196)
Net (loss) income (attributable to 9F shareholders)		49,984	(140,190)	(594,741)
E-commerce services [Member]
Schedule of Segment Operating [Line Items]
Total revenues		124,973	142,628	154,906
Cost of goods sold		29,751	61,654	46,424
Sales and marketing		5,916	9,146	8,955
Origination and servicing
General and administrative		36,640	43,343	54,727
Total operating costs and expenses		72,307	114,143	110,106
Operating income (loss)		52,666	28,485	44,800
Total other (loss) income, net		1,011	2,171	(9,788)
(Loss) income before income taxes		53,677	30,656	35,012
Income taxes		12,223	7,424	11,095
Net (loss) income		41,454	23,232	23,917
Less: net (loss) income attributable to noncontrolling interests
Net (loss) income (attributable to 9F shareholders)		41,454	23,232	23,917
Technology empowerment services [Member]
Schedule of Segment Operating [Line Items]
Total revenues		143,648	247,770	327,245
Cost of goods sold
Sales and marketing		7,626	13,257	24,683
Origination and servicing		47,331	42,699	68,480
General and administrative		32,302	118,950	89,526
Total operating costs and expenses		87,259	174,906	182,689
Operating income (loss)		56,389	72,864	144,556
Total other (loss) income, net		(20,288)	4,320	28,196
(Loss) income before income taxes		36,101	77,184	172,752
Income taxes		1,775	(609)	(1,409)
Net (loss) income		34,326	77,793	174,161
Less: net (loss) income attributable to noncontrolling interests
Net (loss) income (attributable to 9F shareholders)		34,326	77,793	174,161
Wealth management services [Member]
Schedule of Segment Operating [Line Items]
Total revenues		41,353	22,051	79,516
Cost of goods sold
Sales and marketing		547	4,766	28,983
Origination and servicing		30,766	10,826	538
General and administrative		42,376	109,386	162,265
Total operating costs and expenses		73,689	124,978	191,786
Operating income (loss)		(32,336)	(102,927)	(112,270)
Total other (loss) income, net		(4,697)	83,326	(74,460)
(Loss) income before income taxes		(37,033)	(19,601)	(186,730)
Income taxes		(1,857)	(372)	(591)
Net (loss) income		(35,176)	(19,229)	(186,139)
Less: net (loss) income attributable to noncontrolling interests		(6)	18	(196)
Net (loss) income (attributable to 9F shareholders)		(35,170)	(19,247)	(185,943)
Unallocated items [Member]
Schedule of Segment Operating [Line Items]
Total revenues	[1]
Cost of goods sold	[1]
Sales and marketing	[1]		632	(378)
Origination and servicing	[1]
General and administrative	[1]	111,610	(1,389)	68,364
Total operating costs and expenses	[1]	111,610	(757)	67,986
Operating income (loss)	[1]	(111,610)	757	(67,986)
Total other (loss) income, net	[1]	123,004	(221,600)	(536,362)
(Loss) income before income taxes	[1]	11,394	(220,843)	(604,348)
Income taxes	[1]	1,841	1,302	2,528
Net (loss) income	[1]	9,553	(222,145)	(606,876)
Less: net (loss) income attributable to noncontrolling interests	[1]	179	(177)
Net (loss) income (attributable to 9F shareholders)	[1]	¥ 9,374	¥ (221,968)	¥ (606,876)

[1]	Unallocated items primarily relate to certain costs incurred for corporate functions and other miscellaneous items that are not allocated to individual segments.